RESTRUCTURING	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
RESTRUCTURING
RESTRUCTURING

The following table provides the activity in the restructuring liability:

	2015	2014
Balance, beginning of year	$348	$88
Expensed in year	951	1,598
Disbursements	(894)	(1,261)
Foreign exchange	(32)	(77)
Balance, end of year	$373	$348

Classification:
Accounts payable and accrued liabilities	$373	$348

By restructuring initiative:
June 2015	$48	$—
June 2014	325	270
May 2009 and prior	—	78
	$373	$348

In June 2015, management implemented a plan to realign responsibilities within our Enterprise Solutions segment to reflect the natural evolution of our business and to provide dedicated focus on our AirLink gateways business and on integrating recent acquisitions with our AirVantage cloud and connectivity capabilities, in order to accelerate services revenue growth. We recorded $590 in severance and other related costs associated with this reorganization. The remaining liability is expected to be paid out by February 2016. During the year ended December 31, 2015, we recorded additional restructuring expenses of $361 related to prior initiatives.

During the year ended December 31, 2014, we made the decision to reduce the scope of our 2G chipset development activities and recorded $1,430 in related severance and other costs.